Earnings Per Share	12 Months Ended
Mar. 31, 2021
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Earnings Per Share
(24) Earnings Per Share
Earnings per share attributable to owners of the parent for the years ended March 31, 2019, 2020 and 2021 are calculated based on the following information. There were no significant dilutive potential common shares outstanding for the years ended March 31, 2019, 2020 and 2021.

	2019	2020	2021
Profit for the year attributable to owners of the parent (millions of yen)	¥610,316	¥455,746	¥657,425
Weighted average number of common shares outstanding, basic (shares)	1,763,983,221	1,752,006,211	1,726,638,088
Basic earnings per share attributable to owners of the parent (yen)	¥345.99	¥260.13	¥380.75